As filed with the Securities and Exchange Commission on November 26, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21279

The Merger Fund VL
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Bonnie L. Smith
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 914-741-5600

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

The Merger Fund VL
Schedule of Investments
September 30, 2007
(Unaudited)

Shares		Value
	COMMON STOCKS - 133.33%
	Aerospace & Defense - 1.62%
1,400	EDO Corporation (c)	$78,414
	Aluminum - 5.31%
2,575	Alcan Inc. (d)	257,706
	Apparel Retail - 2.42%
2,550	Genesco Inc. (a) (d)	117,631
	Asset Management & Custody Banks - 3.57%
2,800	Nuveen Investments Inc. (d)	173,432
	Broadcasting & Cable TV - 3.90%
5,050	Clear Channel Communications, Inc. (d)	189,072
	Casinos & Gaming - 11.86%
4,400	Harrah's Entertainment (d)	382,492
900	Penn National Gaming, Inc. (a) (e)	53,118
1,600	Station Casinos, Inc. (c)	139,968
		575,578
	Commodity Chemicals - 2.39%
2,500	Lyondell Chemical Company (e)	115,875
	Communications Equipment - 6.21%
9,900	3Com Corp. (a) (e)	48,906
10,400	Avaya, Inc. (a) (e)	176,384
4,400	Sirenza Microdevices, Inc. (a) (e)	76,076
		301,366
	Construction Materials - 2.58%
2,000	Florida Rock Industries, Inc. (e)	124,980
	Consumer Electronics - 2.76%
1,550	Harman International Industries, Inc. (c)	134,106
	Consumer Finance - 3.71%
3,625	SLM Corporation (e)	180,054
	Data Processing & Outsourced Services - 10.84%
1,650	Affiliated Computer Services, Inc. (a) (b)	82,896
3,250	Alliance Data Systems Corporation (a) (e)	251,680
3,500	Ceridian Corporation (a) (e)	121,590
1,500	CheckFree Corp. (a) (e)	69,810
		525,976
	Diversified Chemicals - 3.46%
6,345	Huntsman Corporation (e)	168,079
	Diversified Commercial & Professional Services - 3.66%
6,750	PHH Corporation (a) (e)	177,390
	Food Retail - 2.40%
9,150	Pathmark Stores, Inc. (a) (e)	116,663
	Footwear - 0.75%
1,650	Skechers U.S.A., Inc. (a) (e)	36,465
	Health Care Equipment - 3.15%
350	Dade Behring Holdings, Inc. (e)	26,722
1,800	Kyphon, Inc. (a) (e)	126,000
		152,722
	Health Care Supplies - 0.92%
700	Bausch & Lomb Incorporated (f)	44,800
	Hotels, Resorts & Cruise Lines - 4.31%
4,500	Hilton Hotels Corporation (e)	209,205
	Hypermarkets & Super Centers - 1.92%
6,829	Coles Group Limited (f)	93,320
	Independent Power Producers & Energy Traders - 6.87%
4,750	Mirant Corporation (a) (c)	193,230
2,050	TXU Corp. (c)	140,363
		333,593
	Integrated Telecommunication Services - 3.99%
4,825	BCE Inc. (f)	193,553
	Investment Banking & Brokerage - 3.92%
37,400	Instinet Group Incorporated (a) (f)	190,295
	Life Sciences Tools & Services - 3.19%
1,800	Ventana Medical Systems, Inc. (a) (b)	154,638
	Managed Health Care - 6.87%
7,900	Sierra Health Services, Inc. (a) (f)	333,301
	Packaged Foods & Meats - 2.17%
850	Numico NV (a) (f)	65,936
1,500	Reddy Ice Holdings, Inc. (f)	39,555
		105,491
	Regional Banks - 1.84%
3,200	Greater Bay Bancorp (f)	89,504
	Restaurants - 4.77%
4,400	Applebee's International, Inc. (b)	109,472
3,500	Wendy's International, Inc. (b)	122,185
		231,657
	Specialized Finance - 2.81%
2,050	International Securities Exchange Holdings, Inc (f)	136,263
	Specialty Stores - 0.98%
800	Guitar Center, Inc. (a) (f)	47,440
	Steel - 2.09%
3,000	Ryerson, Inc.	101,220
	Technology Distributors - 0.18%
100	CDW Corporation (a)	8,720
	Trading Companies & Distributors - 3.68%
5,550	United Rentals, Inc. (a)	178,544
	Trucking - 4.06%
5,600	Laidlaw International Inc.	197,232
	Wireless Telecommunication Services - 8.17%
2,450	ALLTEL Corporation	170,716
2,200	Dobson Communications Corporation (a)	28,138
1,200	Leap Wireless International, Inc. (a)	97,644
2,300	Rural Cellular Corporation (a)	100,050
		396,548
	TOTAL COMMON STOCKS (Cost $6,492,216)	6,470,833

Contracts (100 shares per contract)		Value
	PUT OPTIONS PURCHASED - 0.79%
	Bloomberg US Lodging Index
113	Expiration: September, 2007, Exercise Price: $400.00	0
	Financial Select Sector SPDR
11	Expiration: December, 2007, Exercise Price: $38.00	4,263
	iShares S&P GSTI Networking
4	Expiration: October, 2007, Exercise Price: $37.50	500
	Materials Select Sector SPDR Trust
4	Expiration: December, 2007, Exercise Price: $45.00	1,360
	Medimmune
10	Expiration: December, 2007, Exercise Price: $50.00	0
	PowerShares Dynamic Healthcare
6	Expiration: October, 2007, Exercise Price: $29.00	405
	PowerShares Dynamic Media
6	Expiration: December, 2007, Exercise Price: $17.00	690
	SPDR Metals & Mining ETF
5	Expiration: October, 2007, Exercise Price: $65.00	1,162
	SPDR S&P Retail ETF
10	Expiration: October, 2007, Exercise Price: $41.00	2,225
	SPDR Trust Series 1
25	Expiration: October, 2007, Exercise Price: $152.00	5,000
24	Expiration: November, 2007, Exercise Price: $160.00	18,480
	Telecom HOLDRs Trust 11/07
6	Expiration: November, 2007, Exercise Price: $45.00	2,280
	Utilities Select Sector SPDR
8	Expiration: October, 2007, Exercise Price: $42.00	1,680
	TOTAL PUT OPTIONS PURCHASED (Cost $60,475)	38,045

Principal
Amount
	TAX ESCROW NOTES - 0.16%
$18,300	Price Communication Liquidating Trust (a)	7,869
	TOTAL TAX ESCROW NOTES (Cost $7,869)	7,869

	SHORT TERM INVESTMENTS - 0.00%
	Variable Rate Demand Notes - 0.00%
104	U.S. Bank 5.70%	104
	TOTAL SHORT TERM INVESTMENTS (Cost $104)	104
	Total Investments (Cost $6,560,664) (g) - 134.28%	$6,516,851

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	All or a portion of the shares have been committed as collateral for written option contracts.
(d)	All or a portion of the shares have been committed as collateral for swap contracts.
(e)	All or a portion of the shares have been committed as collateral for the credit facility.
(f)	All or a portion of the shares have been committed as collateral for short foreign currency contracts.
(g)	The cost basis of investments for federal income tax purposes at 9/30/07 was as follows*:

Cost of investments	$6,579,123
Gross unrealized appreciation	131,368
Gross unrealized depreciation	(193,640)
Net unrealized depreciation	$(62,272)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Merger Fund VL
Schedule of Securities Sold Short
September 30, 2007
(Unaudited)

Shares		Value
1,175	The Great Atlantic & Pacific Tea Co., Inc.	$35,791
2,400	Metropcs Communications Inc.	65,472
7,900	RF Micro Devices, Inc.	53,167
2,400	The Thomson Corporation	100,632
375	Vulcan Materials Company	33,431
2,514	Wells Fargo Company	89,549
1,865	Wesfarmers Limited	69,506
	Total Securities Sold Short (Proceeds $445,620)	$447,548

The Merger Fund VL
Schedule of Options Written
September 30, 2007
(Unaudited)

Contracts (100 shares per contract)		Value
	CALL OPTIONS

	EDO Corporation
14	Expiration: November, 2007, Exercise Price: $55.00	$3,080
	Harman International Industries, Inc.
5	Expiration: November, 2007, Exercise Price: $85.00	3,200
3	Expiration: November, 2007, Exercise Price: $90.00	1,260
	Mirant Corporation
10	Expiration: October, 2007, Exercise Price: $40.00	1,750
	Station Casinos, Inc.
13	Expiration: January, 2008, Exercise Price: $90.00	260
	TXU Corp.
13	Expiration: January, 2008, Exercise Price: $67.50	2,177
	Ventana Medical Systems, Inc.
18	Expiration: October, 2007, Exercise Price: $80.00	11,430
	Wendy's International, Inc.
35	Expiration: November, 2007, Exercise Price: $35.00	6,213
	Total Options Written (Premiums received $28,436)	$29,370

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of the report, as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Merger Fund VL

By (Signature and Title)   /s/ Frederick W. Green
Frederick W. Green, President

Date   11/12/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Frederick W. Green
Frederick W. Green, President

Date   11/12/2007

By (Signature and Title)*   /s/ Bonnie L. Smith
Bonnie L. Smith, Treasurer

Date   11/15/2007

* Print the name and title of each signing officer under his or her signature.